Equity (Share Repurchase Program) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 05, 2019	Dec. 31, 2018	Feb. 28, 2019	Oct. 31, 2018	Apr. 30, 2018	Feb. 28, 2018	Oct. 31, 2017	Jul. 31, 2017	May 31, 2017	Feb. 28, 2017
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount		$ 100,000,000		$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 250,000,000	$ 300,000,000	$ 350,000,000
Treasury stock acquired (in shares)		13,928,287
Treasury stock acquired, average price per share (in USD per share)		$ 52.17
Shares cancelled (in shares)		16,000,000
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount			$ 200,000,000
Treasury stock acquired (in shares)	2,664,129
Treasury stock acquired, average price per share (in USD per share)	$ 44.61